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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   (617) 896-1500
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Kimberly Voss              Boston, MA          7/27/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            None
                                                           --------------------

Form 13F Information Table Entry Total:                        79
                                                           --------------------

Form 13F Information Table Value Total:                   $ 192,877
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]


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
                               TITLE OF  CUSIP        VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING  AUTHORITY
NAME OF ISSUER                  CLASS               (X $1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
ABITIBI-CONSOLIDATED            COMMON   003924107      1,472   192,400   SH         SOLE                  192,400
ADAPTEC INC                     COMMON   00651F108      1,945   195,700   SH         SOLE                  195,700
ALBERTA ENERGY COMPANY          COMMON   012873105      2,025    49,100   SH         SOLE                   49,100
ALLMERICA FINANCIAL CORP        COMMON   019754100      1,547    26,900   SH         SOLE                   26,900
ANADARKO PETROLEUM              COMMON   032511107      5,386    99,915   SH         SOLE                   99,915
ANC RENTAL CORP                 COMMON   001813104      1,327   442,200   SH         SOLE                  442,200
APPLIED MATERIALS               COMMON   038222105      3,545    72,200   SH         SOLE                   72,200
ASCENTIAL SOFTWARE CORP         COMMON   04362P108      1,972   337,700   SH         SOLE                  337,700
BORDERS GROUP INC               COMMON   099709107      2,211    98,700   SH         SOLE                   98,700
BRISTOL-MEYERS SQUIBB           COMMON   110122108      2,354    45,000   SH         SOLE                   45,000
CABLETRON SYSTEMS               COMMON   126920107      2,367   103,600   SH         SOLE                  103,600
CENDANT CORPORATION             COMMON   151313103      2,771   142,100   SH         SOLE                  142,100
CHESAPEAKE ENERGY CORP          COMMON   165167107      1,414   208,000   SH         SOLE                  208,000
COLUMBUS MCKINNON               COMMON   199333105      1,462   129,935   SH         SOLE                  129,935
COMCAST CORPORATION             COMMON   200300200     11,505   265,100   SH         SOLE                  265,100
COMCAST CORPORATION             COMMON   200300200         43       994   SH   PUT   SOLE                      994
COMFORT SYSTEMS USA INC         COMMON   199908104        650   179,600   SH         SOLE                  179,600
CONSECO INC                     COMMON   208464107      1,385   100,000   SH         SOLE                  100,000
CSK AUTO CORPORATION            COMMON   125965103      1,757   213,000   SH         SOLE                  213,000
DELL COMPUTER CORP              COMMON   247025109        392    15,000   SH         SOLE                   15,000
DELL COMPUTER CORP              COMMON   247025109         35     1,350   SH   CALL  SOLE                    1,350
DELPHI AUTOMOTIVE SYSTEMS       COMMON   247126105      2,982   187,200   SH         SOLE                  187,200
DYCOM INDUSTRIES INC            COMMON   267475101        688    30,000   SH         SOLE                   30,000
EI DUPONT DE NEMOURS            COMMON   263534109      3,039    63,000   SH         SOLE                   63,000
ELECTRONIC DATA SYSTEMS         COMMON   285661104      5,775    92,400   SH         SOLE                   92,400
ENCOMPASS SERVICES CORP         COMMON   29255U104      1,501   167,700   SH         SOLE                  167,700
ENTRAVISON COMMUNICATIONS       COMMON   29382R107      2,392   194,500   SH         SOLE                  194,500
FILENET CORPORATION             COMMON   316869106      3,493   236,000   SH         SOLE                  236,000
FMC CORPORATION                 COMMON   302491303      3,750    54,700   SH         SOLE                   54,700
GENERAL MOTORS CORP             COMMON   370442105      2,806    43,600   SH         SOLE                   43,600
GEORGIA-PACIFIC GROUP           COMMON   373298108      4,590   135,600   SH         SOLE                  135,600
GOLDMAN SACHS GROUP             COMMON   38141G104      2,891    33,700   SH         SOLE                   33,700
GSI LUMONICS INC                COMMON   36229U102      2,066   223,400   SH         SOLE                  223,400
HELEN OF TROY LIMITED           COMMON   G4388N106      1,444   163,300   SH         SOLE                  163,300
INTERSIL CORPORATION            COMMON   46069S109      1,354    37,200   SH         SOLE                   37,200
iSHARES S&P 100                 COMMON   464287101      4,167    64,900   SH         SOLE                   64,900
IT GROUP INC                    COMMON   465266104        388    61,100   SH         SOLE                   61,100
JOHNSON & JOHNSON               COMMON   478160104      4,805    96,100   SH         SOLE                   96,100
KEYNOTE SYSTEMS INC             COMMON   493308100      1,238   113,100   SH         SOLE                  113,100
LAYNE CHRISTENSEN CO            COMMON   521050104        483    56,800   SH         SOLE                   56,800
LONGVIEW FIBRE COMPANY          COMMON   543213102        335    27,200   SH         SOLE                   27,200
MESABA HOLDINGS INC             COMMON   59066B102      1,190   129,100   SH         SOLE                  129,100
MICROSOFT CORPORATION           COMMON   594918104     15,089   206,700   SH         SOLE                  206,700
MICROSOFT CORPORATION           COMMON   594918104         73       994   SH   PUT   SOLE                      994
MODIS PROFESSIONAL SRVCS        COMMON   607830106      1,352   196,000   SH         SOLE                  196,000
NATCO GROUP INC                 COMMON   63227W203        738    83,900   SH         SOLE                   83,900
NAVIGANT CONSULTING INC         COMMON   63935N107      1,201   146,500   SH         SOLE                  146,500
NBTY INC                        COMMON   628782104        137    11,000   SH         SOLE                   11,000
NETWORK ASSOCIATES INC          COMMON   640938106      3,186   255,900   SH         SOLE                  255,900
NOVELL INC                      COMMON   670006105      2,215   389,200   SH         SOLE                  389,200
OFFICE DEPOT INC                COMMON   676220106      1,444   139,100   SH         SOLE                  139,100
PFIZER INC                      COMMON   717081103      1,790    44,700   SH         SOLE                   44,700
PITTSTON COMPANY                COMMON   725701106        845    37,900   SH         SOLE                   37,900
RITE AID CORPORATION            COMMON   767754104      1,121   124,500   SH         SOLE                  124,500
ROCKWELL COLLINS INC            COMMON   774341101        235    10,000   SH         SOLE                   10,000
ROCKWELL INTERNATIONAL          COMMON   773903109        381    10,000   SH         SOLE                   10,000
ROWAN COMPANIES INC             COMMON   779382100      3,337   151,000   SH         SOLE                  151,000
ROYAL CARIBBEAN CRUISES         COMMON   V7780T103      1,687    76,300   SH         SOLE                   76,300
S&P DEPOSITORY RECEIPTS         COMMON   78462F103     16,551   135,000   SH         SOLE                  135,000
SIX FLAGS INC                   COMMON   83001P109      1,443    68,600   SH         SOLE                   68,600
SMURFIT-STONE CONTAINER         COMMON   832727101      1,835   113,300   SH         SOLE                  113,300
SPARTECH CORPORATION            COMMON   847220209      1,031    42,700   SH         SOLE                   42,700
SPHERION CORPORATION            COMMON   848420105      1,485   165,900   SH         SOLE                  165,900
SUNCOR ENERGY INC               COMMON   867229106      1,126    43,800   SH         SOLE                   43,800
SWIFT ENERGY COMPANY            COMMON   870738101        892    29,600   SH         SOLE                   29,600
SYBASE INC                      COMMON   871130100      3,933   239,100   SH         SOLE                  239,100
TYCO INTERNATIONAL LTD          COMMON   902124106      6,323   116,000   SH         SOLE                  116,000
TYCO INTERNATIONAL LTD          COMMON   902124106         38       696   SH   PUT   SOLE                      696
TYSON FOODS INC                 COMMON   902494103        921   100,000   SH         SOLE                  100,000
UNITED TECHNOLOGIES CORP        COMMON   913017109      8,249   112,600   SH         SOLE                  112,600
UNIVERSAL COMPRESSION           COMMON   913431102        474    16,700   SH         SOLE                   16,700
UNIVERSAL STAINLESS & ALLOY     COMMON   913837100        452    49,100   SH         SOLE                   49,100
US INDUSTRIES INC               COMMON   912080108      1,277   311,400   SH         SOLE                  311,400
USX-US STEEL GROUP              COMMON   90337T101      1,892    93,900   SH         SOLE                   93,900
VIACOM INC                      COMMON   925524100      5,066    97,900   SH         SOLE                   97,900
VINTAGE PETROLEUM INC           COMMON   927460105        840    44,900   SH         SOLE                   44,900
WALT DISNEY COMPANY             COMMON   254687106      2,594    89,800   SH         SOLE                   89,800
WAYPOINT FINANCIAL              COMMON   946756103      1,955   156,400   SH         SOLE                  156,400
WIT SOUNDVIEW GROUP             COMMON   977383108        724   395,700   SH         SOLE                  395,700